Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, per share (in Dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	31,949,038	24,015,592
Ordinary shares, shares outstanding	31,949,038	24,015,592
Preferred shares, par value (in Dollars per share)	$ 0.00005	$ 0.00005
Preferred shares, shares authorized	3,700,000	3,700,000
Preferred shares, shares issued	3,700,000	3,700,000
Preferred shares, shares outstanding	3,700,000	3,700,000